CONESTOGA SMALL CAP FUND

Notes to Financial Statements

March 31, 2004 (Unaudited)

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Five Tower Bridge

300 Barr Harbor Drive, Suite 560

West Conshohocken, PA 19428

(Address of principal executive offices)

(Zip code)

Five Tower Bridge

300 Barr Harbor Drive, Suite 560

West Conshohocken, PA 19428

(Name and address of agent for service)

With Copy To:

Carl Frischling, Esq.

Kramer Levin Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Conestoga Small Cap Fund

Semi-Annual Report

March 31, 2004

CONESTOGA SMALL CAP FUND

		Schedule of Investments
		March 31, 2004 (Unaudited)
Shares/Principal Amount		Market Value

COMMON STOCKS
Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products
2,000	CARBO Ceramics, Inc.	$ 125,900	3.11%

Biological Products (No Disgnostic Substances)
3,000	Integra Lifesciences Holdings Co. *	91,500
2,500	Techne Corp. *	101,975
		193,475	4.78%
Computer Communications Equipment
4,000	DIGI International, Inc. *	39,480	0.98%

Computer Network Equipment
6,000	Computer Network Tech. Corp. *	48,120	1.19%

Computer Peripheral Equipment
2,250	Avocent Corp. *	82,890	2.05%

Computer Storage Devices
4,000	Drexler Technology Corp. *	53,280
2,500	Hutchinson Technology Inc. *	70,150
		123,430	3.05%
Consumer Financial Services
1,750	Financial Federal Corp.	58,502	1.45%

Crude Petroleum & Natural Gas
3,000	Evergreen Resources, Inc. *	103,050	2.55%

General Industrial Machinery & Equipment
2,000	CUNO, Inc. *	89,560	2.21%

Insurance Agents Brokers & Services
4,000	American Safety Insurance Holdings LTD. *	58,240	1.44%

Medicinal Chemicals & Botanical Products
2,000	Raven Industries, Inc.	61,120	1.51%

Millwood, Millwood, Veneer, Plywood, & Structural Wood Members
1,500	American Woodmark Corp.	99,690	2.46%

Miscellaneous Chemical Products
2,500	WD-40 Co.	87,500	2.16%

Miscellaneous Industrial & Commercial Machinery & Equipment
2,000	Curtiss Wright Corp.	93,740	2.32%

Miscellaneous Fabricated Products
2,000	Simpson Manufacturing Co., Inc. *	97,900
2,500	Matthew's International Corp.	83,000
		180,900	4.47%
Miscellaneous Transportation Equipment
2,000	Polaris Industries, Inc.	90,880	2.25%

Motor Homes
1,000	Winnebago Industries, Inc.	70,133	1.73%

Motors & Generators
1,500	Franklin Electric Co, Inc.	95,520	2.36%

Motor Vehicles & Passenger Car Bodies
2,000	Oshkosh Truck Corp. *	111,400	2.75%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
3,000	Mentor Corp.	90,300	2.23%

Personal Credit Institutions
4,000	World Acceptance Corp. *	78,440	2.31%

Pumps & Pumping Equipment
4,125	Graco Inc.	120,079	2.97%

Retail- Eating Places
3,000	Ruby Tuesday, Inc.	96,450	2.38%

Retail- Miscellaneous Shopping Goods Store
4,000	Hancock Fabrics, Inc.	63,560	1.57%

Semiconductors & Related Devices
2,750	Integrated Circuit Systems Inc. *	68,832	1.70%

Services- Business Services
2,000	Startek, Inc.	72,680	1.80%

Services- Prepackaged Software
2,000	Kronos, Inc.	65,060	1.61%

Services- Computer Programming Services
4,500	Computer Programs & System, Inc.	85,500	2.11%

Services- Computer Programming, Data Processing, etc.
2,500	Factset Research Systems, Inc.	106,400	2.63%

Services- Personal Services
4,500	Coinstar, Inc. *	71,055	1.76%

Services- Prepackaged Software
3,250	Renaissance Learning Inc.	85,703	2.12%

Services- Radiation Monitoring
2,000	Landauer, Inc.	84,000	2.08%

State Commercial Banks
3,500	Boston Private Financial Holdings, Inc.	98,000	2.42%

Surgical & Medical Instruments & Apparatus
3,500	ICU Medical, Inc. *	106,295
3,250	Kensey Nash Corp. *	79,820
2,500	Orthofix International N.V. *	123,750
		309,865	7.66%
Telephone & Telegraph Apparatus
3,500	Inter-Tel, Inc.	105,455
3,000	Plantronics, Inc. *	109,830
		215,285	5.32%
Textile Mill Products
8,500	Unifi, Inc. *	37,655	0.93%

Trucking-No Local
2,750	Knight Transportation, Inc. *	65,670	1.62%

Wholesale- Miscellaneous Durable Goods
2,750	SCP Pool Corp. *	102,465	2.53%

Wholesale- Paper & Paper Products
2,500	School Specialty Inc. *	88,925	2.43%

	TOTAL COMMON STOCKS
	(Cost $2,982,023)	3,819,454	94.38%

SHORT-TERM INVESTMENTS
229,895	First American Prime Obligations Fund .40%	229,895	5.68%
	(Cost $229,895) (a)

	TOTAL INVESTMENTS
	(Cost $3,211,918)	4,049,349	100.06%

	liabilities in excess of other assets	(2,296)	-0.06%

	TOTAL NET ASSETS	4,047,053	100.00%

* Non income producing
(a) Variable rate security; the coupon rate shown represents the yeild at March 31, 2004.

The accompanying notes are an integral part of the financial statements.

CONESTOGA SMALL CAP FUND

Statement of Assets and Liabilities
March 31, 2004 (Unaudited)

Assets:
Investment Securities at Market Value	$ 4,049,349
(Identified Cost $3,211,918)
Cash	1,000
Dividends Receivable	2,239
Interest Receivable	70
Total Assets	4,052,658
Liabilities:
Investment Advisory Fee Payable	4,308
Trustees' Fees Payable	377
Shareholder Servicing and Distribution Fees Payable	920
Total Liabilities	5,605
Net Assets	$ 4,047,053

Net Assets Consist of:
Paid In Capital	$ 3,185,738
Accumulated Net Investment Income (Loss)	(11,663)
Realized Gain (Loss) on Investments - Net	35,547
Unrealized Appreciation/(Depreciation) in Value
of Investments Based on Identified Cost - Net	837,431
Net Assets, for 278,911 Shares Outstanding	$ 4,047,053

Net Asset Value and Redemption Price
Per Share ($4,047,053/278,911 shares)	$ 14.51

The accompanying notes are an integral part of the financial statements.

CONESTOGA SMALL CAP FUND

Statement of Operations
For the six months ended March 31, 2004 (Unaudited)

Investment Income:
Dividends	$ 26,596
Interest	303
Total Investment Income	26,899
Expenses:
Investment Adviser Fees	21,807
Trustees' Expenses	2,750
Shareholder Servicing and Distribution Fees	4,543
Total Expenses	29,100

Net Investment Income (Loss)	(2,201)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	35,547
Unrealized Appreciation (Depreciation) on Investments	522,941
Net Realized and Unrealized Gain (Loss) on Investments	558,488

Net Increase (Decrease) in Net Assets from Operations	$ 556,287

The accompanying notes are an integral part of the financial statements.

CONESTOGA SMALL CAP FUND

Statement of Changes in Net Assets	(Unaudited)
	For the Six Months	For the Year
	Ended	Ended
	3/31/2004	9/30/2003(a)
From Operations:
Net Investment Income (Loss)	$ (2,201)	$ (16,003)
Net Realized Gain (Loss) on Investments	35,547	8,899
Net Unrealized Appreciation (Depreciation)	522,941	314,490
Increase (Decrease) in Net Assets from Operations	556,287	307,386
From Distributions to Shareholders:
Net Investment Income	0	0
Net Realized Gain from Security Transactions	0	(2,358)
Change in Net Assets from Distributions	0	(2,358)
From Capital Share Transactions:
Proceeds From Sale of Shares	641,723	2,709,503
Shares Issued on Reinvestment of Dividends	0	793
Cost of Shares Redeemed	(47,219)	(119,062)
Net Increase (Decrease) from Shareholder Activity	594,504	2,591,234

Net Increase (Decrease) in Net Assets	1,150,791	2,896,262

Net Assets at Beginning of Period	2,896,262	0
Net Assets at End of Period	$ 4,047,053	$ 2,896,262

Share Transactions:
Issued	46,503	247,266
Reinvested	0	76
Redeemed	(3,505)	(11,429)
Net increase (decrease) in shares	42,998	235,913
Shares outstanding beginning of period	235,913	0
Shares outstanding end of period	278,911	235,913

(a) Commencement of operations October 1, 2002.

The accompanying notes are an integral part of the financial statements.

CONESTOGA SMALL CAP FUND

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	For the Six Months	For the Year
	Ended	Ended
	3/31/2004	9/30/2003(a)
Net Asset Value -
Beginning of Period	$ 12.28	$ 10.00
Net Investment Income (Loss)	(0.01)	(0.10)
Net Gains or Losses on Securities
(realized and unrealized)	2.24	2.39
Total from Investment Operations	2.23	2.29

Distributions (From Net Investment Income)	0.00	0.00
Distributions (From Capital Gains)	0.00	(0.01)
Total Distributions	0.00	(0.01)

Net Asset Value -
End of Period	14.51	12.28

Total Return (1)	18.16%	22.97%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	4,047	2,896

Ratio of Expenses to Average Net Assets *	1.60%	1.54%
Ratio of Net Income to Average Net Assets *	(0.12)%	(0.85)%

Portfolio Turnover Rate *	22.31%	32.43%

* Annualized number
(1) For periods of less than a full year, total return is not annualized
(a) Commencement of operations October 1, 2002.

The accompanying notes are an integral part of the financial statements.

CONESTOGA SMALL CAP FUND

Notes to Financial Statements

March 31, 2004 (Unaudited)

Note 1. Organization

Conestoga Funds (the "Trust") was organized as a Delaware s tatutory trust on February 5, 2002. The Trust consists of one series, the Conestoga Small Cap Fund (the "Fund"). The Trust is registered as an open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Fund's investment strategy is to achieve long-term growth of capital. The Fund's registration statement became effective with the SEC and commenced operations on October 1, 2002.

The costs incurred in connection with the organization, initial registration and public offering of shares have been paid by Conestoga Capital Advisors, LLC (the “Adviser").  Accordingly, no organization costs have been recorded by the Fund.

Note 2.  Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Funds’ adviser, the last bid price does not accurately reflect the current value of the security.   All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the security, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any realized capital gain.  Therefore, no federal income tax provision is required.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis.  The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.  Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.  Those differences are primarily due to differing treatments for net operating losses and deferral of wash sale losses and post-October losses.

Note 2.  Summary of Significant Accounting Policies (Continued)

Security Transactions- The Trust follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discount and premium on securities purchased are amortized over the life of the respective securities.

Estimates- Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Advisory Agreement and Other Related Party Transactions

The Fund has entered into an Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the Fund. Under the terms of the Advisory Agreement, the Adviser pays all Fund expenses except Rule 12b-1 fees, fees and expenses of the independent trustees, taxes, interest and extraordinary expenses.  Pursuant to the Advisory Agreement the Fund pays the Adviser a fee, calculated daily and payable monthly, equal to an annual rate of 1.20% of average net asset value of the Fund. For the six months ended March 31, 2004, the Adviser earned advisory fees of $21,807.  As of March 31, 2004, the Fund owed $4,308 to the Adviser.

The Trust, on behalf of the Fund, has adopted a distribution  plan (the "Distribution  Plan"), pursuant to Rule 12b-1 under the 1940 Act which permits the Fund to pay certain expenses associated with the distribution of its shares, including, but not limited to, advertising, printing of prospectuses and reports for  other than existing shareholders, preparation and distribution of advertising material and sales literature and  payments  to dealers and shareholder  servicing  agents who enter into agreements with the Fund or its Distributor.  The Plan provides that the Fund will reimburse the Adviser and the Distributor for actual distribution and shareholder servicing expenses incurred by the Adviser and the Distributor not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets.  On April 1, 2003, with Board approval, the Fund commenced the Rule 12b-1 accrual of 0.25% of average daily net assets.  During the six months ended March 31, 2004, the Fund incurred $4,543 of Rule 12b-1 related expenses.  As of March 31, 2004, the Fund owed $920 to the Adviser for 12b-1 expenses.

Certain directors and officers of the Adviser are directors, officers or shareholders of the Fund.  These individuals receive benefits from the Adviser resulting from the fees paid to the Adviser by the Fund.

Under the 1940 Act, a beneficial owner of more that 25% of the voting securities of the Fund is presumed to control the Fund.  As of March 31, 2004,W. Christopher Maxwell, an interested Trustee, Chairman, and Chief Executive Officer of the Fund, was the beneficial owner of 31.81% of the Fund’s voting securities and, under the 1940 Act, is presumed to control the Fund.

Note 4. Investments

Investment transactions, excluding short term investments, for the six months ended March 31, 2004, were as follows:

Fund

Purchases……………………………………………..………….…$      865,804

Sales…………………………………………………………….….$      383,190

For Federal Income Tax purposes, the cost of investments owned at March 31, 2004 is $3,211,918.  As of March 31, 2004, the gross unrealized appreciation on a tax basis totaled $915,506 and the gross unrealized depreciation totaled $78,075 for a net unrealized appreciation of $837,431.

Note 5. Capital Stock And Distributions to Shareholders

As of March 31, 2004, an indefinite number of shares of capital stock were authorized and Paid In Capital amounted to $3,185,738.

The tax components of distribution paid during the fiscal year 2003 were as follows.

Distributions paid from:	2003
Ordinary income	$ 0
Short-term Capital Gain	2,358
Long-term Capital Gain	0
$ 2,358

Board of Trustees

Mr. William B. Blundin

Mr. Richard E. Ten Haken

Mr. Michael R. Walker

Mr. Nicholas J. Kovich

W. Christopher Maxwell

William C. Martindale, Jr.

Investment Adviser

Conestoga Capital Advisors

300 Barr Harbor Drive

Suite 560

West Conshohocken, PA  19428

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH  44141

Custodian

U.S. Bank , NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

Cohen McCurdy, Ltd

27955 Clemens Rd.

Westlake, OH  44145

Counsel

Kramer Levin Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

This report is provided for the general information of the shareholders of the Conestoga Small Cap Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 12, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date May 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date May 24, 2004

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date May 24, 2004

* Print the name and title of each signing officer under his or her signature.